Allowance for Loan and Lease Losses - Summary of Information Regarding Impaired Loans Evaluated for Specific Reserves (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Impaired [Line Items]
Impaired Loans - With Allowance, Recorded Investment	$ 1,838		$ 1,838		$ 1,983	$ 1,693
Impaired Loans - With Allowance, Unpaid Principal Balance	6,214		6,214		2,021	1,713
Impaired Loans - With Allowance, Related Allowance	1,109		1,109		1,361	1,034
Impaired Loans - With no Allowance, Recorded Investment	1,698		1,698		2,003	2,374
Impaired Loans - With no Allowance, Unpaid Principal Balance	2,532		2,532		2,007	2,438
Average Recorded Investment	3,618	$ 5,334	3,840	$ 5,474	496	4,688
Interest Income Recognized						17
Commercial and Industrial Loans
Financing Receivable Impaired [Line Items]
Impaired Loans - With Allowance, Recorded Investment	1,784		1,784		1,811	1,583
Impaired Loans - With Allowance, Unpaid Principal Balance	6,159		6,159		1,850	1,603
Impaired Loans - With Allowance, Related Allowance	1,085		1,085		1,226	968
Impaired Loans - With no Allowance, Recorded Investment	710		710		383	143
Impaired Loans - With no Allowance, Unpaid Principal Balance	1,514		1,514		386	144
Average Recorded Investment	2,571	2,220	2,774		34	2,287
Real Estate
Financing Receivable Impaired [Line Items]
Average Recorded Investment				1,983
Consumer Loans and Leases
Financing Receivable Impaired [Line Items]
Impaired Loans - With Allowance, Recorded Investment	54		54		53	95
Impaired Loans - With Allowance, Unpaid Principal Balance	55		55		52	95
Impaired Loans - With Allowance, Related Allowance	24		24		16	51
Impaired Loans - With no Allowance, Recorded Investment	18		18
Impaired Loans - With no Allowance, Unpaid Principal Balance	18		18
Average Recorded Investment	72	55	76	56	53	97
1-4 Single Family Residential Loans | Commercial and Industrial Loans
Financing Receivable Impaired [Line Items]
Average Recorded Investment				2,363
1-4 Single Family Residential Loans | Real Estate
Financing Receivable Impaired [Line Items]
Impaired Loans - With Allowance, Recorded Investment					119
Impaired Loans - With Allowance, Unpaid Principal Balance					119
Impaired Loans - With Allowance, Related Allowance					119
Impaired Loans - With no Allowance, Recorded Investment	970		970		1,173	1,468
Impaired Loans - With no Allowance, Unpaid Principal Balance	1,000		1,000		1,174	1,521
Average Recorded Investment	$ 975	750	$ 990		185	1,505
Interest Income Recognized						9
Construction, Land and Development | Real Estate
Financing Receivable Impaired [Line Items]
Average Recorded Investment		312		756
Commercial Real Estate Loans (Including Multifamily) | Real Estate
Financing Receivable Impaired [Line Items]
Impaired Loans - With Allowance, Recorded Investment						15
Impaired Loans - With Allowance, Unpaid Principal Balance						15
Impaired Loans - With Allowance, Related Allowance						15
Impaired Loans - With no Allowance, Recorded Investment					447	763
Impaired Loans - With no Allowance, Unpaid Principal Balance					447	773
Average Recorded Investment		$ 1,997		$ 316	$ 224	799
Interest Income Recognized						$ 8